INTANGIBLE ASSETS (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	SFr 1,084.4
Intangible assets other than goodwill at end of period	934.5	SFr 1,084.4
Brands and customers relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	609.1
Intangible assets other than goodwill at end of period	292.3	609.1
Licenses and rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	265.6
Intangible assets other than goodwill at end of period	410.9	265.6
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	201.8
Intangible assets other than goodwill at end of period	219.2	201.8
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	7.9
Intangible assets other than goodwill at end of period	12.1	7.9
Principal amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	3,250.0	3,260.3
Additions	312.0	101.9
Retirements and disposals	(22.3)	(194.1)
Reclassifications	60.2	76.4
Other	11.6	5.5
Intangible assets other than goodwill at end of period	3,611.5	3,250.0
Principal amount | Brands and customers relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	1,957.7	1,955.8
Additions	3.1	0.0
Retirements and disposals	0.0	0.0
Reclassifications	0.0	0.0
Other	0.2	1.9
Intangible assets other than goodwill at end of period	1,961.0	1,957.7
Principal amount | Licenses and rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	500.6	652.1
Additions	218.7	2.0
Retirements and disposals	0.0	(153.5)
Reclassifications	0.0	0.0
Other	(1.6)	0.0
Intangible assets other than goodwill at end of period	717.7	500.6
Principal amount | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	778.9	635.2
Additions	82.4	99.9
Retirements and disposals	(22.2)	(32.6)
Reclassifications	60.2	76.4
Other	0.6	0.0
Intangible assets other than goodwill at end of period	899.9	778.9
Principal amount | Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	12.8	17.2
Additions	7.8	0.0
Retirements and disposals	(0.1)	(8.0)
Reclassifications	0.0	0.0
Other	12.4	3.6
Intangible assets other than goodwill at end of period	32.9	12.8
Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(2,165.6)	(1,730.4)
Retirements and disposals	22.3	194.1
Reclassifications	0.0	(65.5)
Other	(14.9)	(13.9)
Amortisation	(518.8)	(549.9)
Intangible assets other than goodwill at end of period	(2,677.0)	(2,165.6)
Accumulated depreciation and impairment | Brands and customers relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(1,348.6)	(1,026.9)
Retirements and disposals	0.0	0.0
Reclassifications	0.0	0.0
Other	0.1	0.0
Amortisation	(320.2)	(321.7)
Intangible assets other than goodwill at end of period	(1,668.7)	(1,348.6)
Accumulated depreciation and impairment | Licenses and rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(235.0)	(319.5)
Retirements and disposals	0.0	153.5
Reclassifications	0.0	0.0
Other	(0.2)	0.0
Amortisation	(71.6)	(69.0)
Intangible assets other than goodwill at end of period	(306.8)	(235.0)
Accumulated depreciation and impairment | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(577.1)	(375.3)
Retirements and disposals	22.2	32.6
Reclassifications	0.0	(65.5)
Other	(3.5)	(13.9)
Amortisation	(122.3)	(155.0)
Intangible assets other than goodwill at end of period	(680.7)	(577.1)
Accumulated depreciation and impairment | Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(4.9)	(8.7)
Retirements and disposals	0.1	8.0
Reclassifications	0.0	0.0
Other	(11.3)	0.0
Amortisation	(4.7)	(4.2)
Intangible assets other than goodwill at end of period	SFr (20.8)	SFr (4.9)